John Hancock
Multi-Index Lifetime Portfolios
Quarterly portfolio holdings 5/31/2021

Portfolios' investments
MULTI-INDEX 2065 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.3%
Equity - 59.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	158,045	$2,283,753

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,158,119)		$2,283,753
UNAFFILIATED INVESTMENT COMPANIES - 39.2%
Exchange-traded funds - 39.2%
Financial Select Sector SPDR Fund	1,349	51,249
iShares MSCI Global Min Vol Factor ETF	437	45,208
Vanguard Dividend Appreciation ETF	201	31,296
Vanguard Emerging Markets Government Bond ETF	92	7,311
Vanguard FTSE All World ex-US Small-Cap ETF	670	91,931
Vanguard FTSE Developed Markets ETF	772	40,468
Vanguard FTSE Emerging Markets ETF (C)	3,880	209,054
Vanguard Health Care ETF	228	54,715
Vanguard Information Technology ETF	136	50,630
Vanguard Intermediate-Term Corporate Bond ETF	569	53,594
Vanguard Mid-Cap ETF	1,279	299,158
Vanguard S&P 500 ETF	1,082	417,792
Vanguard Small-Cap ETF	403	89,700
Vanguard Total Bond Market ETF	536	45,699
Xtrackers USD High Yield Corporate Bond ETF	534	21,355

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,429,674)		$1,509,160
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
U.S. Government - 1.3%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$25,000	13,122
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	16,000	8,745
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	24,000	13,034
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	34,000	17,160

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $51,663)		$52,061
SHORT-TERM INVESTMENTS - 6.8%
Short-term funds - 6.8%
John Hancock Collateral Trust, 0.0241% (D)(E)	18,059	180,679
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	79,386	79,386

TOTAL SHORT-TERM INVESTMENTS (Cost $260,061)		$260,065
Total investments (Cost $3,899,517) - 106.6%		$4,105,039
Other assets and liabilities, net - (6.6%)		(253,809)
TOTAL NET ASSETS - 100.0%		$3,851,230
MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.3%
Equity - 59.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,259,231	$47,095,894

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $39,336,007)		$47,095,894
UNAFFILIATED INVESTMENT COMPANIES - 39.2%
Exchange-traded funds - 39.2%
Financial Select Sector SPDR Fund	27,779	1,055,324
iShares MSCI Global Min Vol Factor ETF	9,003	931,360
Vanguard Dividend Appreciation ETF	4,149	645,999
Vanguard Emerging Markets Government Bond ETF	5,317	422,542
Vanguard FTSE All World ex-US Small-Cap ETF	13,796	1,892,949
Vanguard FTSE Developed Markets ETF	15,894	833,163
Vanguard FTSE Emerging Markets ETF (C)	80,162	4,319,129
Vanguard Health Care ETF	4,691	1,125,746
Vanguard Information Technology ETF	2,826	1,052,063
Vanguard Intermediate-Term Corporate Bond ETF	10,138	954,898
Vanguard Mid-Cap ETF	26,314	6,154,845
Vanguard S&P 500 ETF	22,272	8,599,888
Vanguard Small-Cap ETF	8,300	1,847,414
Vanguard Total Bond Market ETF	9,557	814,830
Xtrackers USD High Yield Corporate Bond ETF	11,074	442,849

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $25,115,805)		$31,092,999
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$507,300	266,269
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	331,200	181,024
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	491,300	266,810
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	694,000	350,275

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,152,863)		$1,064,378
SHORT-TERM INVESTMENTS - 5.4%
Short-term funds - 5.4%
John Hancock Collateral Trust, 0.0241% (D)(E)	416,995	4,172,074
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	144,541	144,541

TOTAL SHORT-TERM INVESTMENTS (Cost $4,316,492)		$4,316,615
Total investments (Cost $69,921,167) - 105.3%		$83,569,886
Other assets and liabilities, net - (5.3%)		(4,169,191)
TOTAL NET ASSETS - 100.0%		$79,400,695
2	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.2%
Equity - 59.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,391,170	$106,802,404

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $88,823,446)		$106,802,404
UNAFFILIATED INVESTMENT COMPANIES - 39.0%
Exchange-traded funds - 39.0%
Financial Select Sector SPDR Fund	62,832	2,386,988
iShares MSCI Global Min Vol Factor ETF	20,382	2,108,518
Vanguard Dividend Appreciation ETF	9,392	1,462,334
Vanguard Emerging Markets Government Bond ETF	12,477	991,547
Vanguard FTSE All World ex-US Small-Cap ETF	31,205	4,281,638
Vanguard FTSE Developed Markets ETF	35,981	1,886,124
Vanguard FTSE Emerging Markets ETF (C)	181,618	9,785,578
Vanguard Health Care ETF	10,620	2,548,588
Vanguard Information Technology ETF	6,352	2,364,723
Vanguard Intermediate-Term Corporate Bond ETF	22,261	2,096,764
Vanguard Mid-Cap ETF	59,567	13,932,721
Vanguard S&P 500 ETF	50,416	19,467,129
Vanguard Small-Cap ETF	18,798	4,184,059
Vanguard Total Bond Market ETF	20,985	1,789,181
Xtrackers USD High Yield Corporate Bond ETF	25,593	1,023,464

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $54,865,325)		$70,309,356
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$1,178,100	618,356
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	770,000	420,858
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	1,140,800	619,533
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	1,613,000	814,112

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,680,019)		$2,472,859
SHORT-TERM INVESTMENTS - 7.1%
Short-term funds - 7.1%
John Hancock Collateral Trust, 0.0241% (D)(E)	1,227,802	12,284,282
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	466,446	466,446

TOTAL SHORT-TERM INVESTMENTS (Cost $12,750,306)		$12,750,728
Total investments (Cost $159,119,096) - 106.7%		$192,335,347
Other assets and liabilities, net - (6.7%)		(12,102,993)
TOTAL NET ASSETS - 100.0%		$180,232,354
MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.2%
Equity - 59.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,790,990	$141,479,803

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $118,047,175)		$141,479,803
UNAFFILIATED INVESTMENT COMPANIES - 39.1%
Exchange-traded funds - 39.1%
Financial Select Sector SPDR Fund	83,352	3,166,542
iShares MSCI Global Min Vol Factor ETF	27,021	2,795,322
Vanguard Dividend Appreciation ETF	12,452	1,938,776
Vanguard Emerging Markets Government Bond ETF	16,539	1,314,354
Vanguard FTSE All World ex-US Small-Cap ETF	41,514	5,696,136
Vanguard FTSE Developed Markets ETF	47,702	2,500,539
Vanguard FTSE Emerging Markets ETF (C)	240,352	12,950,166
Vanguard Health Care ETF	14,081	3,379,158
Vanguard Information Technology ETF	8,446	3,144,277
Vanguard Intermediate-Term Corporate Bond ETF	29,923	2,818,447
Vanguard Mid-Cap ETF	79,200	18,524,880
Vanguard S&P 500 ETF	66,840	25,808,930
Vanguard Small-Cap ETF	24,970	5,557,823
Vanguard Total Bond Market ETF	28,246	2,408,254
Xtrackers USD High Yield Corporate Bond ETF	32,604	1,303,834

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $72,564,309)		$93,307,438
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$1,553,500	815,394
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	1,015,200	554,877
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	1,503,500	816,504
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	2,125,000	1,072,528

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,526,353)		$3,259,303
SHORT-TERM INVESTMENTS - 5.6%
Short-term funds - 5.6%
John Hancock Collateral Trust, 0.0241% (D)(E)	1,293,696	12,943,559
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	365,319	365,319

TOTAL SHORT-TERM INVESTMENTS (Cost $13,308,495)		$13,308,878
Total investments (Cost $207,446,332) - 105.3%		$251,355,422
Other assets and liabilities, net - (5.3%)		(12,538,629)
TOTAL NET ASSETS - 100.0%		$238,816,793
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	3

MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.2%
Equity - 59.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,722,406	$183,838,760

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $153,000,563)		$183,838,760
UNAFFILIATED INVESTMENT COMPANIES - 39.1%
Exchange-traded funds - 39.1%
Financial Select Sector SPDR Fund	108,616	4,126,322
iShares MSCI Global Min Vol Factor ETF	35,177	3,639,061
Vanguard Dividend Appreciation ETF	16,210	2,523,897
Vanguard Emerging Markets Government Bond ETF	21,751	1,728,552
Vanguard FTSE All World ex-US Small-Cap ETF	54,069	7,418,807
Vanguard FTSE Developed Markets ETF	62,100	3,255,282
Vanguard FTSE Emerging Markets ETF (C)	312,779	16,852,533
Vanguard Health Care ETF	18,331	4,399,073
Vanguard Information Technology ETF	10,965	4,082,050
Vanguard Intermediate-Term Corporate Bond ETF	38,248	3,602,579
Vanguard Mid-Cap ETF	102,808	24,046,791
Vanguard S&P 500 ETF	87,014	33,598,716
Vanguard Small-Cap ETF	32,424	7,216,934
Vanguard Total Bond Market ETF	36,065	3,074,902
Xtrackers USD High Yield Corporate Bond ETF	44,254	1,769,717

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $93,936,772)		$121,335,216
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$2,038,300	1,069,854
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	1,331,900	727,976
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	1,972,800	1,071,366
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	2,789,000	1,407,661

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,625,883)		$4,276,857
SHORT-TERM INVESTMENTS - 5.8%
Short-term funds - 5.8%
John Hancock Collateral Trust, 0.0241% (D)(E)	1,694,168	16,950,324
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,006,866	1,006,866

TOTAL SHORT-TERM INVESTMENTS (Cost $17,956,580)		$17,957,190
Total investments (Cost $269,519,798) - 105.5%		$327,408,023
Other assets and liabilities, net - (5.5%)		(17,005,934)
TOTAL NET ASSETS - 100.0%		$310,402,089
MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.8%
Equity - 54.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,491,938	$180,508,508

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $149,080,449)		$180,508,508
UNAFFILIATED INVESTMENT COMPANIES - 42.0%
Exchange-traded funds - 42.0%
Financial Select Sector SPDR Fund	113,650	4,317,564
iShares Global Infrastructure ETF	7,209	338,679
iShares MSCI Global Min Vol Factor ETF	54,673	5,655,922
Vanguard Dividend Appreciation ETF	25,836	4,022,665
Vanguard Emerging Markets Government Bond ETF	57,047	4,533,525
Vanguard Energy ETF	14,970	1,089,217
Vanguard FTSE All World ex-US Small-Cap ETF	55,195	7,573,306
Vanguard FTSE Developed Markets ETF	73,413	3,848,309
Vanguard FTSE Emerging Markets ETF (C)	283,616	15,281,230
Vanguard Global ex-U.S. Real Estate ETF	5,747	338,383
Vanguard Health Care ETF	18,781	4,507,064
Vanguard Information Technology ETF	9,192	3,421,998
Vanguard Intermediate-Term Corporate Bond ETF (C)	84,209	7,931,646
Vanguard Materials ETF	3,654	699,303
Vanguard Mid-Cap ETF	101,123	23,652,670
Vanguard Real Estate ETF	10,176	1,016,379
Vanguard S&P 500 ETF	85,255	32,919,512
Vanguard Small-Cap ETF	34,309	7,636,497
Vanguard Total Bond Market ETF	55,533	4,734,744
Xtrackers USD High Yield Corporate Bond ETF	118,278	4,729,937

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $109,476,942)		$138,248,550
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.9%
U.S. Government - 2.9%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$4,539,700	2,382,778
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	2,967,900	1,622,163
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	4,393,500	2,385,973
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	6,213,000	3,135,818

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,403,517)		$9,526,732
SHORT-TERM INVESTMENTS - 7.0%
Short-term funds - 7.0%
John Hancock Collateral Trust, 0.0241% (D)(E)	2,190,630	21,917,477
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,116,767	1,116,767

TOTAL SHORT-TERM INVESTMENTS (Cost $23,033,584)		$23,034,244
Total investments (Cost $291,994,492) - 106.7%		$351,318,034
Other assets and liabilities, net - (6.7%)		(22,211,492)
TOTAL NET ASSETS - 100.0%		$329,106,542
4	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 49.8%
Equity - 49.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,293,293	$192,088,086

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $157,898,631)		$192,088,086
UNAFFILIATED INVESTMENT COMPANIES - 46.1%
Exchange-traded funds - 46.1%
Financial Select Sector SPDR Fund	105,135	3,994,079
iShares Global Infrastructure ETF	16,695	784,331
iShares MSCI Global Min Vol Factor ETF	73,115	7,563,747
Vanguard Dividend Appreciation ETF	33,696	5,246,467
Vanguard Emerging Markets Government Bond ETF	116,866	9,287,341
Vanguard Energy ETF	39,577	2,879,623
Vanguard FTSE All World ex-US Small-Cap ETF	60,454	8,294,893
Vanguard FTSE Developed Markets ETF	99,557	5,218,778
Vanguard FTSE Emerging Markets ETF (C)	246,581	13,285,784
Vanguard Global ex-U.S. Real Estate ETF	13,327	784,694
Vanguard Health Care ETF	20,140	4,833,197
Vanguard Information Technology ETF	7,773	2,893,732
Vanguard Intermediate-Term Corporate Bond ETF	188,118	17,718,834
Vanguard Materials ETF	8,434	1,614,099
Vanguard Mid-Cap ETF	99,480	23,268,372
Vanguard Real Estate ETF	23,612	2,358,367
Vanguard S&P 500 ETF	90,407	34,908,855
Vanguard Small-Cap ETF	34,658	7,714,178
Vanguard Total Bond Market ETF	170,776	14,560,362
Xtrackers USD High Yield Corporate Bond ETF (C)	264,893	10,593,071

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $146,761,995)		$177,802,804
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.0%
U.S. Government - 4.0%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$7,357,200	3,861,614
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	4,809,500	2,628,725
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	7,120,800	3,867,085
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	10,069,000	5,082,014

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $16,893,516)		$15,439,438
SHORT-TERM INVESTMENTS - 6.5%
Short-term funds - 6.5%
John Hancock Collateral Trust, 0.0241% (D)(E)	2,360,195	23,613,989
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,463,706	1,463,706

TOTAL SHORT-TERM INVESTMENTS (Cost $25,076,826)		$25,077,695
Total investments (Cost $346,630,968) - 106.4%		$410,408,023
Other assets and liabilities, net - (6.4%)		(24,540,821)
TOTAL NET ASSETS - 100.0%		$385,867,202
MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 44.4%
Equity - 44.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,639,077	$182,634,659

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $148,196,027)		$182,634,659
UNAFFILIATED INVESTMENT COMPANIES - 50.5%
Exchange-traded funds - 50.5%
Financial Select Sector SPDR Fund	105,443	4,005,780
iShares Global Infrastructure ETF	26,480	1,244,030
iShares MSCI Global Min Vol Factor ETF	123,798	12,806,903
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	62,587	1,994,648
Vanguard Dividend Appreciation ETF	57,744	8,990,741
Vanguard Emerging Markets Government Bond ETF	175,322	13,932,839
Vanguard Energy ETF	70,073	5,098,511
Vanguard FTSE All World ex-US Small-Cap ETF	58,420	8,015,808
Vanguard FTSE Developed Markets ETF	105,652	5,538,278
Vanguard FTSE Emerging Markets ETF (C)	213,769	11,517,874
Vanguard Global ex-U.S. Real Estate ETF	21,305	1,254,438
Vanguard Health Care ETF	21,576	5,177,808
Vanguard Information Technology ETF	7,661	2,852,037
Vanguard Intermediate-Term Corporate Bond ETF	307,703	28,982,546
Vanguard Materials ETF	13,360	2,556,837
Vanguard Mid-Cap ETF	84,913	19,861,151
Vanguard Real Estate ETF	37,563	3,751,792
Vanguard S&P 500 ETF	58,330	22,522,963
Vanguard Small-Cap ETF	34,088	7,587,307
Vanguard Total Bond Market ETF	256,076	21,833,040
Xtrackers USD High Yield Corporate Bond ETF (C)	456,114	18,239,999

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $178,714,355)		$207,765,330
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.1%
U.S. Government - 5.1%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$9,984,900	5,240,830
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	6,522,300	3,564,889
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	9,648,100	5,239,582
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	13,714,000	6,921,715

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $23,064,382)		$20,967,016
SHORT-TERM INVESTMENTS - 6.8%
Short-term funds - 6.8%
John Hancock Collateral Trust, 0.0241% (D)(E)	2,750,137	27,515,400
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	665,108	665,108
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	5

MULTI-INDEX 2030 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $28,179,515)	$28,180,508
Total investments (Cost $378,154,279) - 106.8%	$439,547,513
Other assets and liabilities, net - (6.8%)	(28,147,725)
TOTAL NET ASSETS - 100.0%	$411,399,788
MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 37.5%
Equity - 37.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,736,581	$126,243,590

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $100,716,152)		$126,243,590
UNAFFILIATED INVESTMENT COMPANIES - 56.2%
Exchange-traded funds - 56.2%
Financial Select Sector SPDR Fund	70,227	2,667,924
Invesco Senior Loan ETF	302,865	6,723,603
iShares Global Infrastructure ETF	28,945	1,359,836
iShares MSCI Global Min Vol Factor ETF	139,363	14,417,102
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	64,837	2,066,355
Vanguard Dividend Appreciation ETF	64,119	9,983,328
Vanguard Emerging Markets Government Bond ETF	180,361	14,333,289
Vanguard Energy ETF	74,224	5,400,538
Vanguard FTSE All World ex-US Small-Cap ETF	40,711	5,585,956
Vanguard FTSE Developed Markets ETF	73,787	3,867,915
Vanguard FTSE Emerging Markets ETF (C)	110,480	5,952,662
Vanguard Global ex-U.S. Real Estate ETF	23,042	1,356,713
Vanguard Health Care ETF (C)	17,107	4,105,338
Vanguard Information Technology ETF	5,363	1,996,538
Vanguard Intermediate-Term Corporate Bond ETF	340,869	32,106,451
Vanguard Materials ETF	14,285	2,733,863
Vanguard Mid-Cap ETF	53,646	12,547,799
Vanguard Real Estate ETF	40,872	4,082,295
Vanguard S&P 500 ETF	17,569	6,783,918
Vanguard Short-Term Corporate Bond ETF	76,389	6,329,593
Vanguard Small-Cap ETF	23,623	5,258,007
Vanguard Total Bond Market ETF	252,438	21,522,864
Xtrackers USD High Yield Corporate Bond ETF (C)	444,911	17,791,991

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $169,078,353)		$188,973,878
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.4%
U.S. Government - 6.4%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$912,202	957,385
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	1,371,671	1,491,241
MULTI-INDEX 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,659,847	$1,810,437
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	8,142,200	4,273,642
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	5,317,900	2,906,601
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	7,868,000	4,272,866
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	11,182,000	5,643,766

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $22,814,065)		$21,355,938
SHORT-TERM INVESTMENTS - 6.4%
Short-term funds - 6.4%
John Hancock Collateral Trust, 0.0241% (D)(E)	1,838,613	18,395,506
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	3,089,660	3,089,660

TOTAL SHORT-TERM INVESTMENTS (Cost $21,484,328)		$21,485,166
Total investments (Cost $314,092,898) - 106.5%		$358,058,572
Other assets and liabilities, net - (6.5%)		(21,797,539)
TOTAL NET ASSETS - 100.0%		$336,261,033
MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 24.6%
Equity - 24.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,878,649	$41,596,482

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $31,918,669)		$41,596,482
UNAFFILIATED INVESTMENT COMPANIES - 68.1%
Exchange-traded funds - 68.1%
Financial Select Sector SPDR Fund	31,414	1,193,418
Invesco Senior Loan ETF	214,431	4,760,368
iShares Global Infrastructure ETF	18,105	850,573
iShares MSCI Global Min Vol Factor ETF	85,846	8,880,769
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	41,729	1,329,903
Vanguard Dividend Appreciation ETF	39,646	6,172,882
Vanguard Emerging Markets Government Bond ETF	116,910	9,290,838
Vanguard Energy ETF	53,921	3,923,292
Vanguard FTSE All World ex-US Small-Cap ETF	15,716	2,156,392
Vanguard FTSE Developed Markets ETF	63,125	3,309,013
Vanguard FTSE Emerging Markets ETF (C)	41,915	2,258,380
Vanguard Global ex-U.S. Real Estate ETF	14,633	861,591
Vanguard Health Care ETF (C)	8,827	2,118,303
Vanguard Information Technology ETF	2,308	859,222
Vanguard Intermediate-Term Corporate Bond ETF	231,464	21,801,594
Vanguard Materials ETF	9,271	1,774,284
Vanguard Mid-Cap ETF	21,014	4,915,175
6	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Real Estate ETF	25,765	$2,573,408
Vanguard S&P 500 ETF	435	167,967
Vanguard Short-Term Corporate Bond ETF	69,955	5,796,471
Vanguard Small-Cap ETF	11,036	2,456,393
Vanguard Total Bond Market ETF	191,413	16,319,872
Xtrackers USD High Yield Corporate Bond ETF	285,442	11,414,826

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $105,202,822)		$115,184,934
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.8%
U.S. Government - 6.8%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$970,140	1,018,192
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	1,457,658	1,584,723
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,762,370	1,922,262
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	3,350,700	1,758,701
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	2,188,800	1,196,331
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	3,238,300	1,758,620
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	4,602,000	2,322,716

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $12,018,595)		$11,561,545
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
John Hancock Collateral Trust, 0.0241% (D)(E)	227,636	2,277,524
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,187,056	1,187,056

TOTAL SHORT-TERM INVESTMENTS (Cost $3,464,542)		$3,464,580
Total investments (Cost $152,604,628) - 101.6%		$171,807,541
Other assets and liabilities, net - (1.6%)		(2,751,771)
TOTAL NET ASSETS - 100.0%		$169,055,770
MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 20.9%
Equity - 20.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	755,721	$10,920,174

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,608,798)		$10,920,174
UNAFFILIATED INVESTMENT COMPANIES - 72.1%
Exchange-traded funds - 72.1%
Invesco Senior Loan ETF	89,104	1,978,109
iShares Global Infrastructure ETF	5,585	262,383
iShares MSCI Global Min Vol Factor ETF	26,575	2,749,184
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	12,859	409,816
Vanguard Dividend Appreciation ETF	12,279	1,911,840
MULTI-INDEX 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Emerging Markets Government Bond ETF	36,197	$2,876,576
Vanguard Energy ETF	17,684	1,286,688
Vanguard FTSE All World ex-US Small-Cap ETF	4,255	583,829
Vanguard FTSE Developed Markets ETF	27,251	1,428,497
Vanguard FTSE Emerging Markets ETF (C)	9,576	515,955
Vanguard Global ex-U.S. Real Estate ETF	4,528	266,609
Vanguard Intermediate-Term Corporate Bond ETF	85,031	8,009,070
Vanguard Materials ETF	2,870	549,261
Vanguard Mid-Cap ETF	4,890	1,143,771
Vanguard Real Estate ETF	8,117	810,726
Vanguard S&P 500 ETF	416	160,630
Vanguard Short-Term Corporate Bond ETF	32,072	2,657,486
Vanguard Small-Cap ETF	3,339	743,195
Vanguard Total Bond Market ETF	67,078	5,719,070
Xtrackers USD High Yield Corporate Bond ETF	90,257	3,609,377

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $35,280,311)		$37,672,072
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.0%
U.S. Government - 7.0%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$448,242	470,444
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	673,623	732,344
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	815,058	889,004
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	739,300	388,040
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	482,400	263,665
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	714,100	387,805
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	1,015,000	512,290

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,717,199)		$3,643,592
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 0.0241% (D)(E)	45,967	459,900
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	44,823	44,823

TOTAL SHORT-TERM INVESTMENTS (Cost $504,723)		$504,723
Total investments (Cost $48,111,031) - 101.0%		$52,740,561
Other assets and liabilities, net - (1.0%)		(516,062)
TOTAL NET ASSETS - 100.0%		$52,224,499
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	7

MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 15.5%
Equity - 15.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	446,052	$6,445,445

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,231,293)		$6,445,445
UNAFFILIATED INVESTMENT COMPANIES - 77.1%
Exchange-traded funds - 77.1%
Invesco Senior Loan ETF	89,473	1,986,301
iShares Global Infrastructure ETF	4,285	201,309
iShares MSCI Global Min Vol Factor ETF	21,123	2,185,174
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	10,982	349,996
Vanguard Dividend Appreciation ETF (C)	9,734	1,515,584
Vanguard Emerging Markets Government Bond ETF	30,646	2,435,438
Vanguard Energy ETF	13,297	967,490
Vanguard FTSE All World ex-US Small-Cap ETF	2,915	399,967
Vanguard FTSE Developed Markets ETF	22,882	1,199,474
Vanguard FTSE Emerging Markets ETF (C)	6,545	352,645
Vanguard Global ex-U.S. Real Estate ETF	3,463	203,901
Vanguard Intermediate-Term Corporate Bond ETF	75,874	7,146,572
Vanguard Materials ETF	2,179	417,017
Vanguard Mid-Cap ETF	2,563	599,486
Vanguard Real Estate ETF	6,270	626,248
Vanguard S&P 500 ETF	259	100,008
Vanguard Short-Term Corporate Bond ETF	33,900	2,808,954
Vanguard Small-Cap ETF	2,702	601,411
Vanguard Total Bond Market ETF	58,275	4,968,527
Xtrackers USD High Yield Corporate Bond ETF (C)	74,539	2,980,815

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,479,288)		$32,046,317
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.6%
U.S. Government - 7.6%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$476,006	499,584
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	716,226	778,661
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	866,319	944,913
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	430,100	225,749
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	281,100	153,641
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	415,900	225,862
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	591,000	298,289

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,146,969)		$3,126,699
SHORT-TERM INVESTMENTS - 1.5%
Short-term funds - 1.5%
John Hancock Collateral Trust, 0.0241% (D)(E)	60,314	603,444
MULTI-INDEX 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Short-term funds - (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	24,200	$24,200

TOTAL SHORT-TERM INVESTMENTS (Cost $627,614)		$627,644
Total investments (Cost $39,485,164) - 101.7%		$42,246,105
Other assets and liabilities, net - (1.7%)		(688,527)
TOTAL NET ASSETS - 100.0%		$41,557,578
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-21.
(D)	The rate shown is the annualized seven-day yield as of 5-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
8	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,283,753	$2,283,753	—	—
Unaffiliated investment companies	1,509,160	1,509,160	—	—
U.S. Government and Agency obligations	52,061	—	$52,061	—
Short-term investments	260,065	260,065	—	—
Total investments in securities	$4,105,039	$4,052,978	$52,061	—

Multi-Index 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$47,095,894	$47,095,894	—	—
Unaffiliated investment companies	31,092,999	31,092,999	—	—
U.S. Government and Agency obligations	1,064,378	—	$1,064,378	—
Short-term investments	4,316,615	4,316,615	—	—
Total investments in securities	$83,569,886	$82,505,508	$1,064,378	—

Multi-Index 2055 Lifetime Portfolio
Investments in securities:
Assets
|	9

	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2055 Lifetime Portfolio (continued)
Affiliated investment companies	$106,802,404	$106,802,404	—	—
Unaffiliated investment companies	70,309,356	70,309,356	—	—
U.S. Government and Agency obligations	2,472,859	—	$2,472,859	—
Short-term investments	12,750,728	12,750,728	—	—
Total investments in securities	$192,335,347	$189,862,488	$2,472,859	—

Multi-Index 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$141,479,803	$141,479,803	—	—
Unaffiliated investment companies	93,307,438	93,307,438	—	—
U.S. Government and Agency obligations	3,259,303	—	$3,259,303	—
Short-term investments	13,308,878	13,308,878	—	—
Total investments in securities	$251,355,422	$248,096,119	$3,259,303	—

Multi-Index 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$183,838,760	$183,838,760	—	—
Unaffiliated investment companies	121,335,216	121,335,216	—	—
U.S. Government and Agency obligations	4,276,857	—	$4,276,857	—
Short-term investments	17,957,190	17,957,190	—	—
Total investments in securities	$327,408,023	$323,131,166	$4,276,857	—

Multi-Index 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$180,508,508	$180,508,508	—	—
Unaffiliated investment companies	138,248,550	138,248,550	—	—
U.S. Government and Agency obligations	9,526,732	—	$9,526,732	—
Short-term investments	23,034,244	23,034,244	—	—
Total investments in securities	$351,318,034	$341,791,302	$9,526,732	—

Multi-Index 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$192,088,086	$192,088,086	—	—
Unaffiliated investment companies	177,802,804	177,802,804	—	—
U.S. Government and Agency obligations	15,439,438	—	$15,439,438	—
Short-term investments	25,077,695	25,077,695	—	—
Total investments in securities	$410,408,023	$394,968,585	$15,439,438	—

Multi-Index 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$182,634,659	$182,634,659	—	—
Unaffiliated investment companies	207,765,330	207,765,330	—	—
U.S. Government and Agency obligations	20,967,016	—	$20,967,016	—
Short-term investments	28,180,508	28,180,508	—	—
Total investments in securities	$439,547,513	$418,580,497	$20,967,016	—

10	|

	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$126,243,590	$126,243,590	—	—
Unaffiliated investment companies	188,973,878	188,973,878	—	—
U.S. Government and Agency obligations	21,355,938	—	$21,355,938	—
Short-term investments	21,485,166	21,485,166	—	—
Total investments in securities	$358,058,572	$336,702,634	$21,355,938	—

Multi-Index 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$41,596,482	$41,596,482	—	—
Unaffiliated investment companies	115,184,934	115,184,934	—	—
U.S. Government and Agency obligations	11,561,545	—	$11,561,545	—
Short-term investments	3,464,580	3,464,580	—	—
Total investments in securities	$171,807,541	$160,245,996	$11,561,545	—

Multi-Index 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$10,920,174	$10,920,174	—	—
Unaffiliated investment companies	37,672,072	37,672,072	—	—
U.S. Government and Agency obligations	3,643,592	—	$3,643,592	—
Short-term investments	504,723	504,723	—	—
Total investments in securities	$52,740,561	$49,096,969	$3,643,592	—

Multi-Index 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,445,445	$6,445,445	—	—
Unaffiliated investment companies	32,046,317	32,046,317	—	—
U.S. Government and Agency obligations	3,126,699	—	$3,126,699	—
Short-term investments	627,644	627,644	—	—
Total investments in securities	$42,246,105	$39,119,406	$3,126,699	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2065 Lifetime Portfolio
John Hancock Collateral Trust	18,059	—	$182,325	$(1,650)	—	$4	—	—	$180,679
Strategic Equity Allocation	158,045	—	2,285,423	(125,003)	$(2,301)	125,634	$2,346	$7,364	2,283,753
					$(2,301)	$125,638	$2,346	$7,364	$2,464,432
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2060 Lifetime Portfolio
John Hancock Collateral Trust	416,995	—	$30,063,787	$(25,891,405)	$(431)	$123	$1,629	—	$4,172,074
Strategic Equity Allocation	3,259,231	$26,522,066	15,891,930	(1,179,145)	12,015	5,849,028	475,369	$1,492,335	47,095,894
					$11,584	$5,849,151	$476,998	$1,492,335	$51,267,968
Multi-Index 2055 Lifetime Portfolio
John Hancock Collateral Trust	1,227,802	—	$66,629,786	$(54,345,202)	$(724)	$422	$5,519	—	$12,284,282
Strategic Equity Allocation	7,391,170	$68,900,689	26,968,066	(3,081,100)	25,792	13,988,957	1,180,162	$3,704,902	106,802,404
					$25,068	$13,989,379	$1,185,681	$3,704,902	$119,086,686
Multi-Index 2050 Lifetime Portfolio
John Hancock Collateral Trust	1,293,696	—	$87,925,341	$(74,981,659)	$(506)	$383	$6,292	—	$12,943,559
Strategic Equity Allocation	9,790,990	$94,289,457	32,490,620	(3,885,777)	(142,489)	18,727,992	1,567,409	$4,920,594	141,479,803
					$(142,995)	$18,728,375	$1,573,701	$4,920,594	$154,423,362
Multi-Index 2045 Lifetime Portfolio
John Hancock Collateral Trust	1,694,168	$1,621,582	$118,705,703	$(103,376,204)	$(1,334)	$577	$10,650	—	$16,950,324
Strategic Equity Allocation	12,722,406	124,440,267	41,047,302	(6,142,142)	(81,622)	24,574,955	2,084,840	$6,544,973	183,838,760
					$(82,956)	$24,575,532	$2,095,490	$6,544,973	$200,789,084
Multi-Index 2040 Lifetime Portfolio
John Hancock Collateral Trust	2,190,630	—	$167,497,106	$(145,578,643)	$(1,646)	$660	$11,362	—	$21,917,477
Strategic Equity Allocation	12,491,938	$129,914,226	36,124,310	(10,327,328)	137,336	24,659,964	2,111,328	$6,628,128	180,508,508
					$135,690	$24,660,624	$2,122,690	$6,628,128	$202,425,985
Multi-Index 2035 Lifetime Portfolio
John Hancock Collateral Trust	2,360,195	—	$65,890,260	$(42,276,061)	$(1,079)	$869	$14,870	—	$23,613,989
Strategic Equity Allocation	13,293,293	$142,958,767	37,140,176	(14,582,900)	384,578	26,187,465	2,258,704	$7,090,789	192,088,086
					$383,499	$26,188,334	$2,273,574	$7,090,789	$215,702,075
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2030 Lifetime Portfolio
John Hancock Collateral Trust	2,750,137	$1,435,527	$166,595,880	$(140,513,772)	$(3,200)	$965	$26,662	—	$27,515,400
Strategic Equity Allocation	12,639,077	138,743,442	38,559,347	(20,708,498)	759,584	25,280,784	2,194,833	$6,890,277	182,634,659
					$756,384	$25,281,749	$2,221,495	$6,890,277	$210,150,059
Multi-Index 2025 Lifetime Portfolio
John Hancock Collateral Trust	1,838,613	$4,563,276	$160,576,545	$(146,741,120)	$(2,472)	$(723)	$23,244	—	$18,395,506
Strategic Equity Allocation	8,736,581	102,077,025	29,929,762	(24,078,079)	1,731,571	16,583,311	1,565,274	$4,913,890	126,243,590
					$1,729,099	$16,582,588	$1,588,518	$4,913,890	$144,639,096
Multi-Index 2020 Lifetime Portfolio
John Hancock Collateral Trust	227,636	—	$101,281,763	$(99,003,059)	$(1,218)	$38	$7,052	—	$2,277,524
Strategic Equity Allocation	2,878,649	$41,311,542	9,177,590	(15,674,405)	2,089,767	4,691,988	593,076	$1,861,852	41,596,482
					$2,088,549	$4,692,026	$600,128	$1,861,852	$43,874,006
Multi-Index 2015 Lifetime Portfolio
John Hancock Collateral Trust	45,967	—	$26,083,904	$(25,623,816)	$(188)	—	$1,943	—	$459,900
Strategic Equity Allocation	755,721	$10,667,437	3,697,944	(5,229,861)	754,083	$1,030,571	162,708	$510,792	10,920,174
					$753,895	$1,030,571	$164,651	$510,792	$11,380,074
Multi-Index 2010 Lifetime Portfolio
John Hancock Collateral Trust	60,314	—	$22,443,031	$(21,839,356)	$(261)	$30	$1,923	—	$603,444
Strategic Equity Allocation	446,052	$5,540,522	2,628,607	(2,719,301)	321,576	674,041	88,707	$278,480	6,445,445
					$321,315	$674,071	$90,630	$278,480	$7,048,889
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
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